Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Consolidated Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Profit/(loss) before income tax
Net effect from recognition of deferred net revenues	8,881	2,281
Depreciation and amortization	(2,903)	(3,617)	(6,901)	(2,540)	(561)
Finance income	3,042	335	1,868	79	1,998
Finance expenses	(1,992)	(1,279)	(2,191)	(3,220)	(220)
Share-based payments expense	1,044	2,029	3,751	3,761	2,276
Share listing expense				(125,438)
NASDAQ related non-recurring expenses				3,811
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)	(29,987)	(102)
Change in fair value of share warrant obligation and other financial instruments	10,547	7,268	2,767	10,080
Impairment loss on Intangible assets		241	(547)
Share of loss of equity-accounted associates	(515)	(1,640)	(10,121)
Goodwill and investments in equity accounted associates' impairment			62,828
Other operating income	1,539	376	1,327
Profit before income tax	12,417	54,828	11,170	(116,317)	111
Reportable segments
Profit/(loss) before income tax
Segment management EBITDA	12,381	62,711
Other segments
Profit/(loss) before income tax
Segment management EBITDA	(15,311)	(9,958)
Operating segments
Revenue
Consolidated Revenue	234,139	252,780	479,688	434,094	260,892
Profit/(loss) before income tax
Segment management EBITDA	(2,930)	52,753	113,143	113,349	133,308
Operating segments | Reportable segments
Profit/(loss) before income tax
Segment management EBITDA			138,647	$ 113,349	$ 133,308
Operating segments | Other segments
Revenue
Consolidated Revenue	8,676	3,467
Profit/(loss) before income tax
Segment management EBITDA	$ (15,311)	$ (9,958)	$ (25,504)